UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM N-CSR

                CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-5681
                                           --------
                                           ND Tax-Free Fund, Inc.
                                           ----------------------
                                          (Exact name of registrant as
                                           specified in charter)

Address of Registrant                      1 Main Street North
                                           -------------------
                                           Minot, ND 58703
                                           ---------------

Name and address of agent for service :    Kevin Flagstad
                                           --------------
                                           1 Main Street North
                                           -------------------
                                           Minot, ND 58703
                                           ---------------

Registrant's telephone number, including area code: (701)852-5292
                                                    -------------
Date of fiscal year end: December 31, 2003
                         -----------------
Date of reporting period: June 30, 2003
                          -------------

ITEM 1. REPORTS TO STOCKHOLDERS.

DEAR SHAREHOLDER:
-----------------

Enclosed is the semi-annual report of the operations for the ND Tax-Free Fund, Inc. (the "Fund") for the six months ended June 30, 2003. The Fund's portfolio and related financial statements are presented within for your review.

There continues to be a powerful tug-of-war between massive policy reflation and the lingering after-effects of the various shocks that have hit the economy during the past three years. Beginning with the burst of the tech bubble, followed by 9/11, corporate scandals, two wars and a spike in energy prices. Yet, the economy suffered its mildest recession on record in 2000/2001. The economy's performance in the face of so many adverse events reflects the effects of powerful monetary and fiscal stimulus as well as the economy's underlying resilience.

There are few things one can be sure of regarding the economic and financial outlook. However, we are very confident that short-term rates will stay low for awhile. This underlines the Federal Reserve's determination to ensure a sustained expansion in the economy and to avert the threat of deflation.

By keeping interest rates low for an extended period, the Fed will force-feed the economy and financial system with liquidity. This is certain to create many distortions, bubbles and excesses. The danger will be when the time comes to begin to re-normalize rates. It is hard to see how the Fed can do this without causing turmoil in the markets.

During the period the Fund utilized defensive positions designed to provide share price stability. U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered share price as rates fell to forty-year lows. While share price was tempered during the period, we feel buying long-term yields is a bit like playing chicken. The Federal Reserve is trying to encourage investors to buy long-term yields. Yet, they are targeting a stronger economy and increased inflation, two events that will ensure that longer-term rates purchased at current yields will become a losing proposition. Risk management is important in this market environment.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality double exempt issues. Portfolio quality for the six months ended June 30, 2003, were represented as follows:
AAA 66.1%, AA 11.3%, A 4.1%, and NR 18.5%. High quality current income exempt from federal and North Dakota income tax remain the primary objectives of the Fund.




Sincerely,




The Portfolio Management Team


TERMS & DEFINITIONS  JUNE 30, 2003 (UNAUDITED)
-------------------

AVERAGE ANNUAL TOTAL RETURN
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MULTIPLE CLASSES OF SHARES
Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

NET ASSET VALUE (NAV)
The value of all your fund's assets, minus any liabilities, divided by the Number of outstanding shares, not including any initial or contingent deferred sales charge.

OFFERING PRICE
The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

TOTAL RETURN
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.


JUNE 30, 2003 (UNAUDITED)
-------------------------

                                           AVERAGE ANNUAL TOTAL RETURNS

                                          FOR PERIODS ENDING JUNE 30, 2003
                                          -------------------------------
Class B Shares                                                                         Since Inception
                                1 year            5 year            10 year            (January 3, 1989)
------------------------------------------------------------------------------------------------------
Without CDSC                    (1.84)%           2.42%             *3.28%                   4.25%
With CDSC (4% max)              (5.60)%           2.42%              3.28%                   4.25%

                                         FOR PERIODS ENDING JUNE 30, 2003
                                          -------------------------------
Class A Shares                                                                         Since Inception
                                1 year            5 year            10 year            (January 7, 2000)
-------------------------------------------------------------------------------------------------------
Without Sales Charge            (1.50)%           N/A                N/A                     3.59%
With Sales Charge (4.25%)       (5.69)%           N/A                N/A                     2.30%

*Class B shares are automatically converted to Class A shares after 8 years.

                              KEY STATISTICS
                              --------------
                                       A SHARES               B SHARES
                                       --------               --------
12-31-2002 NAV (share value)            $8.25                  $8.25
06-30-2003 NAV                          $7.98                  $7.99
Total Net Assets                        $32,910,143            $10,431,661

Average Maturity                        17.8 years
Number of Issues                        46



                    COMPARATIVE INDEX GRAPH
[line graphs]
       Comparison of change in value of a $10,000 investment in the ND Tax-Free Fund and the Lehman Brothers Municipal Bond Index

CLASS B SHARES
--------------
                                  ND Tax-               Lehman Brothers
                                 Free Fund               Municipal Bond
                                 w/o CDSC                    Index
                               -----------              --------------
01/03/1989                       $10,000                    $10,000
1989                             $10,291                    $11,079
1990                             $11,109                    $11,886
1991                             $12,006                    $13,330
1992                             $12,718                    $14,505
1993                             $13,529                    $16,286
1994                             $13,262                    $15,444
1995                             $14,413                    $18,140
1996                             $15,367                    $18,946
1997                             $16,007                    $20,689
1998                             $16,564                    $22,030
1999                             $16,380                    $21,574
2000                             $17,712                    $24,098
2001                             $18,514                    $25,335
2002                             $18,496                    $26,785
06/30/03                         $18,287                    $27,076

CLASS A SHARES
--------------
                       ND Tax-Free          ND Tax-Free         Lehman Brothers
                      Free Fund w/o          Fund w/Max          Municipal Bond
                      Sales Charge          Sales Charge            Index
                      ------------         --------------       ----------------
01/07/2000              $10,000             $9,575                $10,000
2000                    $10,867             $10,405               $11,169
2001                    $11,387             $10,903               $11,743
2002                    $11,429             $10,943               $12,870
06/30/03                $11,305             $10,825               $13,361


PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in North Dakota municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.
  A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.



PERFORMANCE AND COMPOSITION
---------------------------

PORTFOLIO QUALITY RATINGS
-------------------------
[pie chart]
(based on Total Long-Term Investments)
AAA                      66.1%
AA                       11.3%
A                         4.1%
NR                       18.5%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's.

Non-rated (NR) securities in the Fund were investment grade when purchased.
As of 6/30/03, 6.2% of the non-rated securities were no longer investment grade and continue to be held by the Fund.

PORTFOLIO MARKET SECTORS
------------------------
[pie chart]
(as a % of Net Assets)
I-Industrial             18.6%
O-Other                  18.2%
H-Housing                16.0%
HC-Health Care           15.2%
S-School                 15.0%
U-Utilities               7.9%
C/L-COP/Lease             5.9%
W/S-Water/Sewer           3.2%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.


INDEPENDENT DIRECTORS

[PHOTO]                      [PHOTO]                         [PHOTO]
Lynn W. Aas               Orlin W. Backes                R. James Maxson



INTERESTED DIRECTORS

[PHOTO]                     [PHOTO]
Peter A. Quist          Robert E. Walstad



MANAGEMENT OF THE FUND

   The Board of the Fund consists of five Directors. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the four series of Ranson Managed Portfolios, and the two series of The Integrity Funds. Three Directors (60% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the "independent" Directors. The remaining two Directors are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

   The Independent Directors of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Director and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT DIRECTORS

                                                                                           NUMBER OF             OTHER
                                                                                           PORTFOLIOS        DIRECTORSHIPS
NAME, ADDRESS        POSITION(S) HELD         TERM AND       PRINCIPAL OCCUPATION(S)     OVERSEEN IN THE      HELD OUTSIDE
  AND AGE            WITH REGISTRANT       LENGTH SERVED     DURING PAST 5 YEARS          FUND COMPLEX *    THE FUND COMPLEX
-----------------------------------------------------------------------------------------------------------------------------
Lynn W. Aas             Director        Since December       Retired; Attorney; Director         8                 None
904 NW 27th                                  1994             Montana Tax-Free Fund, Inc.,
Minot, ND 58703                                              South Dakota Tax-Free Fund,
82                                                           Inc., Integrity Fund of Funds,
                                                             Inc., Integrity Small-Cap Fund
                                                             of Funds, Inc. (since September
                                                             1998), ND Insured Income Fund,
                                                             Inc. (December 1994 to August
                                                             1999); Trustee, Ranson Managed
                                                             Portfolios; Director, First Western
                                                             Bank & Trust.

Orlin W. Backes         Director          Since April        Attorney, McGee, Hankla, Backes   10               Director,
15 2nd Ave.,                                 1995            & Dobrovolny, P.C.; Director,                    First Western
SW-Ste. 305                                                  Montana Tax-Free Fund, Inc.,                      Bank & Trust
Minot, ND 58701                                              South Dakota Tax-Free Fund,
68                                                           Inc., Integrity Fund of Funds,
                                                             Inc., Integrity Small-Cap Fund
                                                             of Funds, Inc. (since September
                                                             1998), ND Insured Income Fund,
                                                             Inc. (March 1995 to August
                                                             1999); Trustee, Ranson Managed
                                                             Portfolios; Trustee, The
                                                             Integrity Funds; Director, First
                                                             Western Bank & Trust.

R. James Maxson         Director         Since January       Attorney, Maxson Law Office       10                  None
Town & Country Center                        1999           (since November 2002); Attorney,
1015 S. Broadway                                             McGee, Hankla, Backes &
Suite 15                                                     Dobrovolny, P.C. (April 2000
Minot, ND 58701                                              to November 2002); Attorney,
55                                                           Farhart, Lian and Maxson, P.C.
                                                            (March 1976 to March 2000);
                                                             Director, Montana Tax-Free Fund,
                                                             Inc. (since January 1999), South
                                                             Dakota Tax-Free Fund, Inc. (since
                                                             January 1999), Integrity Fund of
                                                             Funds, Inc. (since January 1999),
                                                             Integrity Small-Cap Fund of Funds,
                                                             Inc. (since January 1999); Trustee,
                                                             Ranson Managed Portfolios (since
                                                             January 1999); Trustee, The
                                                             Integrity Funds.

*The Fund Complex consists of the four funds in the Integrity family of funds, the four series of Ranson Managed Portfolios, and the two series of The Integrity Funds.

The SAI has additional information about the Fund's directors and is available at 1(800)601-5593 without charge upon request.


   The Interested Directors and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Director and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED DIRECTORS

                                                                                           NUMBER OF             OTHER
                                                                                           PORTFOLIOS        DIRECTORSHIPS
NAME, ADDRESS        POSITION(S) HELD         TERM AND       PRINCIPAL OCCUPATION(S)     OVERSEEN IN THE      HELD OUTSIDE
  AND AGE            WITH REGISTRANT       LENGTH SERVED     DURING PAST 5 YEARS          FUND COMPLEX *    THE FUND COMPLEX
-----------------------------------------------------------------------------------------------------------------------------
**Peter A. Quist        Director,         Since Inception     Attorney; Director and,            4               Director,
1 North Main, Vice     President                              Vice President Integrity                       ARM Securities
Minot, ND 58703      and Secretary                            Mutual Funds, Inc. formerly                      Corporation
69                                                            known as ND Holdings, Inc.);
                                                              Director, Vice President, and
                                                              Secretary, ND Money Management,
                                                              Inc., ND Capital, Inc., ND
                                                              Resources, Inc., Montana
                                                              Tax-Free Fund, Inc., South
                                                              Dakota Tax-Free Fund, Inc.,
                                                              Integrity Fund of Funds, Inc.,
                                                              Integrity Small-Cap Fund of
                                                              Funds, Inc. (since September
                                                               1998), ND Insured Income Fund,
                                                              Inc. (November 1990 to August
                                                              1999), The Ranson Company, Inc.
                                                              (January 1996 to February 1997),
                                                              Ranson Capital Corporation; Vice
                                                              President and Secretary, Ranson
                                                              Managed Portfolios; Director,
                                                              ARM Securities Corporation (since
                                                              May 2000).

**Robert E. Walstad     Director,         Since Inception     Director (since September 1987),   10           Director,
1 North Main            Chairman,                             President (September 1987 to                 ARM Securities
Minot, ND 58703      President, and                           October 2001) (since September                 Corporation;
58                      Treasurer                             2002), Integrity Mutual Funds,               Director, Magic
                                                              Inc. (formerly known as ND                  Internet Services,
                                                              Holdings, Inc.); Director,                    Inc.; Director,
                                                              President, and Treasurer, ND                Capital Financial
                                                              Money Management, Inc., ND                    Services, Inc.
                                                              Capital, Inc., ND Resources,
                                                              Inc., Montana Tax-Free Fund,
                                                              Inc., South Dakota Tax-Free Fund,
                                                              Inc., Integrity Fund of Funds,
                                                              Inc., Integrity Small-Cap Fund
                                                              of Funds, Inc. (since September
                                                              1998), ND Insured Income Fund,
                                                              Inc. (November 1990 to August
                                                              1999); Trustee, Chairman,
                                                              President, and Treasurer, Ranson
                                                              Managed Portfolios; Director,
                                                              President, CEO, and Treasurer,
                                                              The Ranson Company, Inc. (January
                                                              1996 to February 1997), and Ranson
                                                              Capital Corporation; Director
                                                              (since October 1999), President
                                                              (October 1999 to October 2001),
                                                              Magic Internet Services, Inc.;
                                                              Director (since May 2000),
                                                              President (May 2000 to October 2001)
                                                              (since September 2002), ARM
                                                              Securities Corporation; Director,
                                                              CEO, Chairman (since January 2002),
                                                              President (since September 2002),
                                                              Capital Financial Services, Inc.;
                                                              Trustee, The Integrity Funds.

* The Fund Complex consists of the four funds in the Integrity family of funds, the four series of Ranson Managed Portfolios, and the two series of The Integrity Funds.

** Directors who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Fund's Investment Adviser and Principal Underwriter.

The SAI has additional information about the Fund's directors and is available at 1(800)601-5593 without charge upon request.


SCHEDULE OF INVESTMENTS JUNE 30, 2003 (UNAUDITED)
-------------------------------------------------

NAME OF ISSUER
Percentages represent the market value of each                  Rating     Coupon                    Principal       Market
investment category to total net assets                       Moody's/S&P   Rate     Maturity         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA MUNICIPAL BONDS (95.7%)

Burleigh Cty., ND (Med Center One) Healthcare Rev. MBIA.......  Aaa/AAA     5.250%   05/01/13    $   500,000    $   534,335
Burleigh Cty., ND (St. Vincent Nursing Home) Facs. Rev. ......   NR/NR      7.000    06/01/19        500,000        502,500
Burleigh Cty., ND (Univ. of Mary) Facs. Rev. .................   NR/NR      5.750    12/01/11      1,000,000      1,052,290
Burleigh Cty., ND (Univ. of Mary) Facs. Rev. .................   NR/NR      5.875    12/01/15      1,000,000      1,052,680
Burleigh Cty., ND (Univ. of Mary) Facs. Rev. .................   NR/NR      5.625    12/01/15        500,000        525,775
Carrington, ND Cath. Hlth. Corp. Facs. Rev. ..................   Aa/AA      6.250    11/15/15        500,000        510,000
Dickinson, ND (St. Luke's Home) Rev. .........................   NR/NR      7.250    05/01/22        500,000        504,145
Fargo, ND Health Sys. (MeritCare) AMBAC.......................  Aaa/AAA     5.125    06/01/27        700,000        731,451
Fargo, ND Parking Rev. Series 2001-A..........................   NR/NR      6.625    11/01/21        100,000        104,716
Fargo, ND Ref. & Impvt. G.O. FGIC.............................  Aaa/AAA     4.700    05/01/28        250,000        255,780
Fargo, ND School District Bldg. Auth. Lease Rev. ............   A-3/NR      5.750    05/01/18        500,000        533,215
^#Grand Forks, ND (4000 Valley Square Project) Hsg. Rev.......   NR/NR      6.250    12/01/34      1,960,000      1,695,400
Grand Forks, ND (Aurora Project) Sales Tax Rev. MBIA.........   Aaa/AAA     5.625    12/15/29      1,000,000      1,115,080
Grand Forks, ND (United Hospital) Facs. Rev. MBIA............   Aaa/AAA     6.625    12/01/10        830,000        846,600
*Grand Forks, ND (United Hospital) Facs. Rev. MBIA...........   Aaa/AAA     6.250    12/01/19      1,000,000      1,092,660
*Grand Forks, ND (United Hospital) Facs. Rev. MBIA...........   Aaa/AAA     6.450    12/01/23      1,525,000      1,650,995
^Grand Forks, ND (Valley Square Project) Hsg. Rev.............   NR/NR      6.375    12/01/34        615,000        522,750
Grand Forks, ND Sales Tax Rev. (Dike Impts) AMBAC.............  Aaa/NR      5.000    09/01/15         85,000         91,995
Jamestown, ND (College) Facs. Rev.............................   NR/NR      6.625    10/01/14        800,000        843,272
^+Lisbon, ND (Parkside Lutheran Home) Rev. ..................    NR/NR      0.000    06/01/12        500,000        220,000
*Mercer Cty., ND (Basin Elec.) Rev. AMBAC....................   Aaa/AAA     6.050    01/01/19      5,425,000      5,867,029
*Mercer Cty., ND (MT-Dak. Util.) Rev. FGIC...................   Aaa/AAA     6.650    06/01/22      3,000,000      3,067,500
Mercer Cty., ND (NW Public Svc.) Rev. Ref. MBIA...............  Aaa/AAA     5.850    06/01/23        630,000        636,187
Morton Cty., ND (MT-Dak. Util.) Rev. FGIC.....................  Aaa/AAA     6.650    06/01/22        350,000        357,875
Morton Cty., ND Multifamily Hsg. Rev. Ref.....................   NR/NR      6.750    03/01/21        500,000        499,590
ND (HFA) Hsg. Finance Program.................................   Aa/NR      6.300    01/01/15        205,000        205,000
ND (HFA) Hsg. Finance Program.................................   Aa/NR      6.300    07/01/16        290,000        306,643
ND (HFA) Single Family Mrtge. Program..........................  Aa/A+      7.000    07/01/23        330,000        330,000
ND (HFA) Single Family Mrtge. Program..........................  Aa/A+      6.800    07/01/23        835,000        835,000
ND (HFA) Single Family Mrtge. Program..........................  Aa/A+      6.700    07/01/13        190,000        190,000
ND (HFA) Single Family Mrtge. Program..........................  Aa/A+      6.800    07/01/25      1,335,000      1,335,000
ND (HFA) Single Family Mrtge. Program..........................  Aa/A+      6.950    07/01/25        965,000        998,196
ND Blding. Auth. Lease Rev. FSA...............................  Aaa/AAA     6.000    12/01/13        500,000        533,400
ND Blding. Auth. Lease Rev. MBIA............................... Aaa/AAA     5.000    12/01/22      1,970,000      2,031,799
ND Muni Bond Bank State Revolving Fund........................  Aaa/NR      4.000    10/01/22        500,000        477,000
ND Muni Bond Bank State Revolving Fund........................  Aaa/NR      4.150    10/01/23      1,285,000      1,241,798
#ND Muni Bond Bank Revolving Fund Program.....................  Aaa/NR      6.250    10/01/14      3,525,000      3,625,251
#ND State Board of Hgr. Educ. (ND St. Univ. Hsg.) ............  A-1/NR      5.600    04/01/29      1,035,000      1,150,682
ND State Board of Hgr. Educ. (ND St. Univ.) AMBAC.............  Aaa/AAA     5.100    04/01/32        500,000        524,355
#ND State Water Commission Devl. Rev. AMBAC...................  Aaa/AAA     5.750    07/01/27      1,250,000      1,389,538
ND Student Loan Rev. AMBAC....................................  Aaa/AAA     6.300    07/01/12        100,000        107,469
ND Student Loan Rev. AMBAC....................................  Aaa/AAA     6.350    07/01/13        250,000        267,762
ND Student Loan Rev. AMBAC....................................  Aaa/AAA     6.400    07/01/14        400,000        432,660
Oliver Cty., ND (Square Butte Elec. Coop) Pollution
Control Rev. AMBAC...........................................   Aaa/AAA     5.300    01/01/27        260,000        275,590
^Wahpeton, ND (Town Centre Square) Rev. Ref....................  NR/NR      8.500    02/01/14        250,000        150,000
West Fargo, ND Refunding & Improvement MBIA...................  Aaa/NR      5.000    05/01/18        250,000        267,333
                                                                                                               ------------

TOTAL NORTH DAKOTA MUNICIPAL BONDS (COST: $40,715,809) ......................................................  $ 41,488,296
                                                                                                               ------------

SHORT-TERM SECURITIES (7.0%)
Wells Fargo National Tax-Free Money..........................................................................  $  1,522,500
Dreyfus Tax Exempt Cash Management No. 2.....................................................................     1,522,500
                                                                                                               ------------
TOTAL SHORT-TERM SECURITIES (COST: $3,045,000)...............................................................  $  3,045,000
                                                                                                               ------------

TOTAL INVESTMENTS IN SECURITIES (COST: $43,760,809).........................................................  $  44,533,296
OTHER ASSETS LESS LIABILITIES...............................................................................     (1,191,492)
                                                                                                              -------------
NET ASSETS..................................................................................................  $  43,341,804
                                                                                                              =============

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

+ Indicates non-income producing due to default.

 Non-rated (NR) securities in the Fund were investment grade when purchased.
 ^As of 6/30/03, 6.2% of the non-rated securities were no longer investment grade and continue to be held by the Fund.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS  JUNE 30, 2003 (UNAUDITED)
----------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
------------------------------------
ASSETS
     Investments in securities, at value (cost: $43,760,809)........$ 44,533,296
     Accrued dividends receivable...................................       2,047
     Accrued interest receivable....................................     594,159
     Variation margin on futures....................................     389,063
     Prepaid expenses...............................................       1,814
                                                                    ------------

        Total Assets................................................$ 45,520,379
                                                                    ------------

LIABILITIES
     Dividends payable..............................................$    137,261
     Accrued expenses...............................................      47,896
     Payable for fund shares redeemed...............................     165,529
     Disbursements in excess of demand deposit cash.................   1,827,889
                                                                    ------------

        Total Liabilities...........................................$  2,178,575
                                                                    ------------


NET ASSETS..........................................................$ 43,341,804
                                                                    ============

NET ASSETS ARE REPRESENTED BY:
     Capital stock outstanding, at par..............................$      5,428
     Additional paid-in capital.....................................  52,241,515
     Accumulated undistributed net realized gain (loss)
     on investments.................................................  (8,648,413)
     Accumulated undistributed net realized gain (loss)
     on futures............................. .......................  (1,489,178)
     Unrealized appreciation on investments.........................     772,487
     Unrealized appreciation on futures ............................     459,965
                                                                    ------------
        Total amount representing net assets applicable to
        5,427,771 outstanding shares of $.001 par value
        common stock (100,000,000 shares authorized)................$ 43,341,804
                                                                    ============

Net asset value per share...........................................$       7.99
                                                                    ============
NET ASSETS CONSIST OF:
     Class A........................................................$ 32,910,143
     Class B........................................................$ 10,431,661
                                                                    ------------
          Total Net Assets..........................................$ 43,341,804
--------------------------------------------------------------------------------
SHARES OUTSTANDING:
     Class A........................................................  4,121,829
     Class B........................................................  1,305,942
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
     Class A .......................................................$      7.98
     Class A - offering price (based on sales charge of 4.25%)......$      8.33
     Class B........................................................$      7.99
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


<CAPTION
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------
INVESTMENT INCOME
    Interest........................................................$   1,227,809
    Dividends.......................................................        6,624
                                                                    -------------
         Total Investment Income....................................$   1,234,433
                                                                    -------------

EXPENSES
    Investment advisory fees........................................$     136,336
    Distribution fees (12b-1)-Class A...............................       42,446
    Distribution fees (12b-1)-Class B...............................       46,412
    Transfer agent fees.............................................       28,346
    Accounting service fees.........................................       23,200
    Custodian fees..................................................        3,763
    Professional fees...............................................        6,000
    Directors fees..................................................        2,343
    Transfer agent out-of-pockets...................................        1,695
    Reports to shareholders.........................................        5,008
    Insurance expense...............................................        2,532
    License, fees, and registrations................................        1,996
                                                                    -------------
         Total Expenses.............................................$     300,077
     Less expenses waived or absorbed
     by the Fund's manager..........................................      (64,106)
                                                                    --------------
         Total Net Expenses.........................................$     235,971
                                                                    -------------

NET INVESTMENT INCOME...............................................$     998,462
                                                                    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions........................................$     (10,055)
     Futures transactions...........................................  ( 1,489,178)
     Net change in unrealized appreciation (depreciation) of:
     Investments....................................................     (434,545)
     Futures........................................................      459,965
                                                                    -------------
         Net Realized and Unrealized Gain (Loss) on Investments
         and Futures ...............................................$  (1,473,813)
                                                                    --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....$    (475,351)
                                                                    ==============

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS JUNE 30, 2003
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2003, AND THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------
                                                                                         For The
                                                                                     Six Months Ended         For The
                                                                                       June 30, 2003         Year Ended
                                                                                        (Unaudited)       December 31, 2002
                                                                                  -----------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income.........................................................     $  998,462        $   2,384,606
    Net realized gain (loss) on investment and futures transactions...............     (1,499,233)          (1,868,841)
    Net change in unrealized appreciation (depreciation) on investments
    and futures...................................................................         25,420             (406,652)
                                                                                  -----------------------------------------
           Net Increase (Decrease) in Net Assets Resulting From Operations........     $ (475,351)       $     109,113
                                                                                  -----------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income:
        Class A ($.18 and $.41, respectively).....................................     $ (760,445)       $  (1,654,485)
        Class B ($.17 and $.38, respectively).....................................       (237,533)            (729,110)
    Return of capital distributions:
        Class A ($.00 and $.00, respectively).....................................              0                    0
        Class B ($.00 and $.00, respectively).....................................              0                    0
    Distributions from net realized gain on investment and futures transactions:
        Class A...................................................................              0                    0
        Class B...................................................................              0                    0
                                                                                  -----------------------------------------
           Total Dividends and Distributions......................................     $ (997,978)       $  (2,383,595)
                                                                                  -----------------------------------------

CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares:
       Class A....................................................................     $  181,866        $     465,019
       Class B....................................................................        326,609            1,093,828
    Proceeds from reinvested dividends:
       Class A....................................................................        555,212            1,101,285
       Class B....................................................................        167,815              483,838
    Cost of shares redeemed:
       Class A....................................................................      2,414,535)          (3,964,811)
       Class B....................................................................       (887,738)          (3,103,596)
    Exchanges to/from related fund classes:
       Class A....................................................................      1,228,603            6,392,143
       Class B....................................................................     (1,228,603)          (6,392,143)
                                                                                  -----------------------------------------
           Net Increase (Decrease) in Net Assets Resulting From
           Capital Share Transactions.............................................    $(2,070,771)          (3,924,437)
                                                                                  -----------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS...........................................    $(3,544,100)       $  (6,198,919)
NET ASSETS, BEGINNING OF PERIOD...................................................     46,885,904           53,084,823
                                                                                  -----------------------------------------
NET ASSETS, END OF PERIOD.........................................................    $43,341,804        $  46,885,904
                                                                                  ===========================================

The accompanying notes are an integral part of these financial statements.


NOTES TO FINANCIAL STATEMENTS  JUNE 30, 2003 (UNAUDITED)


Note 1.   ORGANIZATION
          ND Tax-Free Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on October 7, 1988, and commenced operations on January 3, 1989. The Fund's objective is to provide as high a level of current income exempt from federal and North Dakota income taxes as is consistent with preservation of capital. The Fund will seek to achieve this by investing primarily in a portfolio of North Dakota tax-exempt securities.

          All shares existing prior to January 7, 2000, the commencement date of Class A shares, were classified as Class B shares. Class B shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.85% on an annual basis, and a Contingent Deferred Sales Charge that decreases depending on how long the shares have been held. Class A shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis. The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required. Class B shares automatically convert to A on the 15th of the month or the next business day following the eighth anniversary of issuance.

Note 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by ND Money Management, Inc. The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

          The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

          FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Of the ordinary income distributions declared for the six months ended June 30, 2003, 100% were exempt from federal income taxes.

          The Fund has unexpired capital loss carryforwards for tax purposes as of June 30, 2003 totaling $8,645,045, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended December 31 as shown in the table below.



                           Year       Unexpired Capital Losses
                           ----       ------------------------
                           2003               3,488,050
                           2004                       0
                           2005               1,941,479
                           2006                 589,931
                           2007                       0
                           2008                 756,779
                           2009                       0
                           2010               1,868,806


          MULTIPLE CLASS ALLOCATIONS - The Fund simultaneously uses the settled shares method to allocate income and fund wide expenses and uses the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class. For the six months ended June 30, 2003, distribution fees were the only class-specific expenses.

          DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the relative value of the shares of each class.

          PREMIUMS AND DISCOUNTS - Premiums and discounts on municipal securities are amortized for financial reporting purposes. On January 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide).
          The guide requires all premiums and discounts on debt securities to be amortized. Prior to January 1, 2001, the Fund recognized market discount at time of disposition as gain or loss. Upon adoption, the Fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $4,987 for the Fund. The Financial Highlights for prior periods have not been restated to reflect this change in presentation. This change had no effect on the Fund's net assets or total return.

          OTHER - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

          Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

          FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

          A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

          Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

          Certain risks may arise upon entering into futures contracts.
          These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

          At June 30, 2003, the Fund had outstanding futures contracts to sell debt securities as follows:

|---------------------|--------------------|-----------------------|-----------------------|----------------------------|
|                     |                    |   Number of Futures   |    Valuation as of    |   Unrealized Appreciation  |
|Contracts to Sell    | Expiration Date    |       Contracts       |     June 30, 2003     |      (Depreciation)        |
|---------------------|--------------------|-----------------------|-----------------------|----------------------------|
                      |                    |                       |                       |                            |
|U.S. Treasury Bonds  |    09/2003         |         125           |       $389,063        |         $459,965           |
|---------------------|--------------------|-----------------------|-----------------------|----------------------------|

          USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          RECLASSIFICATIONS - Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3.   CAPITAL SHARE TRANSACTIONS
          As of June 30, 2003, there were 100,000,000 shares of $.001 par value authorized; 5,427,771 and 5,683,809 shares were outstanding at June 30, 2003, and December 31, 2002, respectively.

          Transactions in capital shares were as follows:

                                                         Class A Shares                          Class B Shares
                                                         --------------                          --------------
                                                 For The               For The            For The Six           For The
                                              Six Months Ended        Year Ended          Months Ended         Year Ended
                                               June 30, 2003         December 31,        June 30, 2003         December 31,
                                                (Unaudited)              2002             (Unaudited)              2002
                                             -------------------------------------------------------------------------------
Shares sold.................................      22,271               54,619                 39,856             129,322
Shares issued on reinvestment of dividends..      68,098              129,983                 20,567              56,907
Shares redeemed.............................    (297,425)            (468,372)              (109,405)           (365,685)
Shares exchanged to Class A.................           0                    0               (150,574)           (752,053)
Shares exchanged from Class B...............     150,574              752,321                      0                   0
                                             -------------------------------------------------------------------------------
Net increase (decrease) ....................     (56,482)             468,551               (199,556)           (931,509)
                                             ===============================================================================

Note 4.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
          ND Money Management, Inc., the Fund's investment adviser; ND Capital,
           Inc., the Fund's underwriter; and ND Resources, Inc., the Fund's transfer and accounting services agent; are subsidiaries of Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.), the Fund's sponsor.

          The Fund has engaged ND Money Management, Inc. to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.60% of the Fund's average daily net assets. The Fund has recognized $136,332 of investment advisory fees after a partial waiver for the six months ended June 30, 2003. The Fund has a payable to ND Money Management, Inc. of $21,840 at June 30, 2003, for investment advisory fees. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

          ND Capital, Inc. ("Capital") serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." Class B presently pays an annual distribution fee of up to 0.85% of the average daily net assets of the class. Class A presently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

          During the six months ended June 30, 2003, amounts paid or accrued to Capital and fees waived, if any, pursuant to Class A and Class B Distribution Plans were as follows:

                             12b-1 Fees Charged            12b-1 Fees Waived
                             ------------------            -----------------
          Class A Shares           42,446                      (39,008)
          Class B Shares           46,412                      (25,094)

          The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended June 30, 2003, no commissions were earned by ND Capital, Inc.

          ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next
          $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $28,346 of transfer agency fees for the six months ended June 30, 2003. The Fund has a payable to ND Resources, Inc. of $4,661 at June 30, 2003, for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $23,200 of accounting service fees for the six months ended June 30, 2003. The Fund has a payable to ND Resources, Inc. of $3,820 at June 30, 2003, for accounting service fees.

Note 5.   INVESTMENT SECURITY TRANSACTIONS
          The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $5,882,637 and $9,801,270, respectively, for the six months ended June 30, 2003.

Note 6.   INVESTMENT IN SECURITIES
          At June 30, 2003, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $43,760,809. The net unrealized appreciation of investments based on the cost was $772,487, which is comprised of $1,521,896 aggregate gross unrealized appreciation and $749,409 aggregate gross unrealized depreciation.


FINANCIAL HIGHLIGHTS JUNE 30, 2003
----------------------------------

Selected per share data and ratios for the period indicated

<CAPTION
CLASS A SHARES
--------------
                                                                                                              For The Period
                                                        For The Six          For The          For The        Since Inception
                                                       Months Ended        Year Ended       Year Ended      (January 7, 2000)
                                                      June 30, 2003       December 31,     December 31,     Thru December 29,
                                                        (Unaudited)           2002              2001               2000
                                                      ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.................. $   8.25        $      8.63        $     8.66        $     8.38
                                                      ---------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income............................ $    .18        $       .41        $      .43        $      .43
     Net realized and unrealized gain (loss) on
     investment and futures transactions..............     (.27)              (.38)             (.03)              .28
                                                      ---------------------------------------------------------------------
         Total Income (Loss) From
         Investment Operations........................ $   (.09)       $       .03        $      .40        $      .71
                                                      ---------------------------------------------------------------------

LESS DISTRIBUTIONS:
     Dividends from net investment income............. $   (.18)       $      (.41)       $     (.43)       $     (.43)
     Return of capital distributions..................      .00                .00               .00               .00
     Distributions from net realized gains............      .00                .00               .00               .00
                                                      ---------------------------------------------------------------------
         Total Distributions...........................$   (.18)       $      (.41)       $     (.43)       $     (.43)
                                                      ---------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD........................ $   7.98        $      8.25        $     8.63        $     8.66
                                                      =======================================================================
TOTAL RETURN..........................................    (2.16%)(A)(C)       0.37%(A)          4.78%(A)          8.67%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands) ........ $   32,910       $     34,463       $     32,033      $   24,684
     Ratio of net expenses (after expense
     assumption) to average net assets................     0.95%(B)(C)        0.95%(B)          0.95%(B)          0.94%(B)
     Ratio of net investment income to
     average net assets...............................     4.48%(C)           4.87%             5.01%             5.12%
     Portfolio turnover rate..........................    13.40%              3.14%             2.30%             0.86%

(A)  Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.) assumed/waived expenses of $39,012, $77,910, $60,751, and $39,055, respectively. If the expenses had not been assumed/ waived, the annualized ratio of total expenses to average net assets would have been 1.18%, 1.18%, 1.16%, and 1.15%, respectively.
(C)  Ratio is annualized.

The accompanying notes are an integral part of these financial statements.


FINANCIAL HIGHLIGHTS   JUNE 30, 2003
------------------------------------

Selected per share data and ratios for the period indicated

CLASS B SHARES
--------------
                                        For The Six     For The       For The       For The       For The       For The
                                       Months Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                       June 30, 2003  December 31,  December 31,  December 29,  December 31,  December 31,
                                        (Unaudited)      2002           2001           2000          1999          1998
                                       --------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...  $   8.25     $   8.64       $   8.66       $   8.40     $   8.94       $   9.09
                                       --------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income.............  $    .17     $    .38       $    .40       $    .40     $    .41       $    .41
     Net realized and unrealized gain
     (loss) on investment and futures
     transactions......................      (.26)        (.39)          (.02)           .26         (.50)          (.10)
                                       --------------------------------------------------------------------------------------
         Total Income (Loss) From
         Investment Operations.........  $   (.09)    $   (.01)      $    .38       $    .66     $   (.09)      $    .31
                                       --------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
     Dividends from net investment
     income............................  $   (.17)    $   (.38)      $   (.40)      $   (.40)    $   (.41)      $   (.41)
     Return of capital distributions...       .00          .00            .00            .00         (.04)          (.05)
     Distributions from net realized
     gains.............................       .00          .00            .00            .00          .00            .00
                                       --------------------------------------------------------------------------------------
         Total Distributions...........  $   (.17)    $   (.38)      $   (.40)      $   (.40)    $   (.45)      $   (.46)
                                       --------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD.........  $   7.99     $   8.25       $   8.64       $   8.66     $   8.40       $   8.94
                                       ======================================================================================

TOTAL RETURN...........................     (2.26)%(A)(C)(0.10)%(A)      4.53%(A)       8.13%(A)    (1.11%)(A)      3.48%(A)



RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
    (in thousands) ....................  $ 10,432    $  12,423      $  21,052      $  31,954    $  65,815      $ 80,987
     Ratio of net expenses (after
     expense assumption) to average
     net assets........................      1.30%(B)(C)  1.30%(B)       1.30%(B)       1.30%(B)     1.30%(B)       1.30%(B)
     Ratio of net investment income to
     average net assets................      4.14%(C)     4.52%          4.68%          4.80%        4.61%          4.59%
     Portfolio turnover rate...........     13.40%        3.14%          2.30%          0.86%        7.45%          7.32%

(A)  Excludes contingent deferred sales charge of 4%.
(B) During the periods indicated above, Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.) assumed/waived expenses of $25,094, $60,864, $92,939, $144,913, $329,246, and $331,888, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.74%, 1.68%, 1.67%, 1.66%, 1.74%, and 1.70%, respectively.
(C)  Ratio is annualized.

The accompanying notes are an integral part of these financial statements.



ITEM 2. CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEMS 5. Not applicable

ITEMS 6. Reserved

ITEM 7. Not applicable

ITEM 8. Reserved

ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


ND TAX-FREE FUND, INC.

BY: /s/ Robert E. Walstad
--------------------------
ROBERT E. WALSTAD
CHIEF EXECUTIVE OFFICER

Date: August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


ND TAX-FREE FUND, INC.

BY: /s/ Robert E. Walstad
--------------------------
ROBERT E. WALSTAD
CHIEF EXECUTIVE OFFICER

Date: August 22, 2003